Land use right - Summary of Quantitative Information About Land Use Right (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Quantitative Information About Land Use Right [Line Items]
Beginning balance	¥ 2,437
Additions	684	¥ 470
Amortization charge	(799)	(781)	¥ (924)
Ending balance	2,364	2,437
Land [Member]
Disclosure Of Quantitative Information About Land Use Right [Line Items]
Beginning balance	2,437	2,480
Additions	0	32
Amortization charge	(73)	(75)
Ending balance	¥ 2,364	¥ 2,437	¥ 2,480